Property, Plant and Equipment, Net - Others (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net
Property, plant and equipment	$ 83,281,627	$ 83,329,232	$ 87,342,530
Cost
Property, Plant and Equipment, Net
Property, plant and equipment	208,238,914	192,358,016	186,145,082
Accumulated Amortisation
Property, Plant and Equipment, Net
Property, plant and equipment	(124,957,287)	(109,028,784)	$ (98,802,552)
Subscriber leased set-top equipment
Property, Plant and Equipment, Net
Property, plant and equipment	15,679,149	12,654,351
Subscriber leased set-top equipment | Cost
Property, Plant and Equipment, Net
Property, plant and equipment	42,564,180	34,923,489
Subscriber leased set-top equipment | Accumulated Amortisation
Property, Plant and Equipment, Net
Property, plant and equipment	$ (26,885,031)	$ (22,269,138)